Other assets and liabilities (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Other Assets and Other Liabilities

The following table sets forth the details of other assets and liabilities at March 31, 2011 and 2012:

	2011	2012
	(in millions of yen)
Other assets:
Collateral provided for derivative transactions	529,967	822,358
Accounts receivable from brokers, dealers and customers for securities transactions	841,542	815,064
Financial Stabilization Funds	330,153	189,146
Security deposits	106,881	106,682
Miscellaneous receivables	84,861	70,660
Loans held for sale	10,411	6,650
Other	437,734	573,355

Total	2,341,549	2,583,915

Other liabilities:
Accounts payable to brokers, dealers and customers for securities transactions	1,424,490	1,865,871
Guaranteed trust principal	578,283	550,869
Factoring amounts owed to customers	335,944	371,602
Collateral accepted for derivative transactions	322,960	366,928
Miscellaneous payables	249,487	296,690
Unearned income	146,536	141,967
Matured debentures	150,241	115,933
Accrued pension liability	102,392	27,060
Other	768,556	807,842

Total	4,078,889	4,544,762